Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Parenthetical) (Detail) - USD ($)
$ in Thousands
	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023
Rory Road [member] | Cash [member]
Classes Of Employee Benefits Expense [Line Items]
Key management personnel compensation	$ 32,760	$ 10,640